Trade Receivables and Trade Payables (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Trade Receivables and Trade Payables [Line Items]
Trade payable (in Ringgits)	RM 99,878,872	$ 24,594,650	RM 63,519,904	RM 98,119,824
Related Party [Member]
Trade Receivables and Trade Payables [Line Items]
Trade payable (in Ringgits)			RM 2,667
Trade Receivables [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	30 days	30 days	30 days
Trade Receivables [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days	90 days
Trade Payable [Member] | Bottom of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	7 days	7 days	7 days
Trade Payable [Member] | Top of Range [Member]
Trade Receivables and Trade Payables [Line Items]
Non-interest bearing days	90 days	90 days	90 days